Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Matisse Discounted Closed-End Fund Strategy (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Matisse Discounted Closed-End Fund Strategy
Class Name	Institutional Class
Trading Symbol	MDCEX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Matisse Discounted Closed-End Fund Strategy (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundinfopages.com/MDCEX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://fundinfopages.com/MDCEX
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matisse Discounted Closed-End Fund Strategy	$165	1.50%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended March 31, 2026, the Fund returned 20.73%. It outperformed its primary benchmark, the Morningstar Global Allocation Index, which returned 13.96% for the period. It also outperformed the S-Network Composite Closed-End Fund Index and the First Trust Composite Closed-End Fund Index, which returned 9.05% and 10.85%, respectively, for the same period.

Stocks broadly outperformed bonds, and foreign stocks broadly outperformed US stocks during the period, both of which were positive contributing factors to the Fund’s outperformance, given our higher weight in these areas.

Overall, discounts in the closed-end fund universe were a headwind for our Fund’s performance during the period, as the average discount widened from -4.58% to -6.18%. However, our disciplined execution of our discount capture strategy paid off, as “discount capture” contributed +490 bps to our Fund performance during the period.

The three largest contributors to performance were:

• The Taiwan Fund, which gained +121.15%, primarily from underlying at-NAV performance, plus a slight narrowing of its discount.

•  NexPoint Diversified Real Estate Trust, which gained +43.85%, as its discount narrowed from -76.52% to -55.98% even though its NAV declined.

• Korea Fund, which gained +133.73%, primarily from underlying at-NAV performance, plus a slight narrowing of its discount.

The three largest negative contributors to performance were:

•  XAI Octagon Floating Rate & Alternative Income Trust, which lost -31.23% due to a combination of at-NAV decline and discount widening.

•  Malibu Life Holdings, which lost -38.04%, primarily due to a sharp widening of its discount post its conversion from a Closed-End Fund (Third Point) to a life insurance operating company in September.  As part of the conversion, the company tendered for some of its shares at a premium to the trading price, which our Fund was able to benefit from. At less than half of its NAV (book value), we see tremendous upside opportunity in Malibu Life, although there is of course no guarantee.

• FS Credit Opportunities, which lost -18.25% due to substantial discount widening, only partially offset by its positive at-NAV performance.

Even though the Fund had a very good year, we finish the fiscal year with our average holding at approximately a 27% discount to NAV… wider than a year ago!  For each of our highly discounted holdings, our investment thesis centers around our expectation that those discounts will narrow substantially in the future.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform in the
last ten years?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index that reflects the market sectors that the Fund invests in for the same period.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(as of March 31, 2026)

	1 Year	5 Years	10 Years
Matisse Discounted Closed-End Fund Strategy	20.73%	13.08%	11.39%
Morningstar Global Allocation Index	13.96%	5.29%	7.39%
S-Network Composite Closed-End Fund Index	9.05%	4.60%	7.18%
First Trust Composite Closed-End Fund Index	10.85%	4.90%	6.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundinfopages.com/MDCEX for more recent performance information.
Net Assets	$ 64,879,254
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 597,067
Investment Company, Portfolio Turnover	31.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Net Assets	$64,879,254
Number of Holdings	37
Net Advisory Fee	$597,067
Portfolio Turnover Rate	31.38%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Breakdown by Security Type (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Tetragon Financial Group Ltd	6.9%
NexPoint Diversified Real Estate Trust	6.5%
Taiwan Fund Inc/The/MD	5.3%
Pershing Square Holdings Ltd/Fund	5.2%
Mexico Fund Inc/The	4.2%
Bluerock Private Real Estate Fund	4.1%
XAI Octagon Floating Rate Alternative Income Trust	3.9%
Royce Global Trust Inc	3.9%
BlackRock Technology and Private Equity Term Trust	3.9%
FS Credit Opportunities Corp	3.7%

Matisse Discounted Bond CEF Strategy (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Matisse Discounted Bond CEF Strategy
Class Name	Institutional Class
Trading Symbol	MDFIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Matisse Discounted Bond CEF Strategy (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundinfopages.com/MDFIX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://fundinfopages.com/MDFIX
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matisse Discounted Bond CEF Strategy	$127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended March 31, 2026, the Fund returned 4.31%. It underperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.35% for the period. It underperformed the Bloomberg VLI HIgh Yield Index and outperformed the FT Taxable Fixed Income CEF Index, which returned 7.35% and -0.27%, respectively, for the period.

Our Fund’s longer duration (via a high exposure to long duration, high credit quality, Municipal Bond CEFs) was a headwind, as longer-term interest rates generally rose.

Overall, discounts in the bond closed-end fund universe were also a headwind during the period, as the average discount widened from -3.59% to -5.23%. However, our disciplined execution of our discount capture strategy paid off, as “discount capture” contributed +147 bps to our Fund performance during the period.

The three largest contributors to performance were:

• PIMCO California Municipal Income Fund, which gained +1.90%, primarily from at-NAV performance, partly offset by some discount widening.  We obtained a much larger position as PIMCO California Municipal Income Fund merged together with some other PIMCO Municipal Bond CEFs we also owned.

• PIMCO New York Municipal Income Fund II, which gained +1.88%, primarily from at-NAV performance, partly offset by some discount widening.  PNI, similarly to PCQ above, merged together with some other PIMCO Municipal Bond CEFs we also owned.

• Morgan Stanley Emerging Markets Domestic Debt Fund, which gained +18.73%, driven by at-NAV return partially offset by some discount widening.

The three largest negative contributors to performance were:

• XAI Octagon Floating Rate & Alternative Income Trust, which lost -31.23% due to a combination of at-NAV decline and discount widening.  XFLT detracted -112 bps from Fund performance.

• PIMCO New York Municipal Income Fund, which lost -7.37% from 3/31/25 until August, when it was merged into PNI.  This loss was driven primarily by at-NAV decline and in part by some discount widening.

• PIMCO California Municipal Income Fund II, which lost -5.06% from 3/31/25 until August, when it was merged into PCQ (see above).  This loss was driven primarily by at-NAV decline offset by some discount narrowing.

Our elevated cash position helped reduce portfolio volatility and had a limited impact on returns, as money market yields were comparable to Fund performance. We believe the current environment is increasingly favorable. Recent dislocation in private credit markets has led to a wider opportunity set at more attractive valuations. The Fund’s weighted average discount has widened from -9.07% a year ago to -12.75% as of 3/31/26, improving prospective return potential.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date (April 30, 2020) of the Fund in an appropriate broad-based index that reflects the market sectors that the Fund invests in for the same period.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(as of March 31, 2026)

	1 Year	5 Years	Since Inception
Matisse Discounted Bond CEF Strategy	4.31%	8.72%	7.87%
Bloomberg U.S. Aggregate Bond	4.35%	3.63%	0.09%
Bloomberg VLI High Yield Index	7.35%	8.50%	6.04%
FT Taxable Fixed Income CEF Index	-0.27%	9.12%	7.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundinfopages.com/MDFIX for more recent performance information.
Net Assets	$ 53,013,282
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 342,169
Investment Company, Portfolio Turnover	62.71%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Net Assets	$53,013,282
Number of Holdings	28
Net Advisory Fee	$342,169
Portfolio Turnover Rate	62.71%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Breakdown by Security Type (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Fidelity Government Portfolio	31.4%
PIMCO California Municipal Income Fund	9.5%
PIMCO New York Municipal Income Fund II	8.0%
FS Credit Opportunities Corp	3.9%
XAI Octagon Floating Rate Alternative Income Trust	3.8%
FS Specialty Lending Fund	3.8%
Western Asset Inflation-Linked Opportunities & Income Fund	3.7%
Invesco Senior Income Trust	3.6%
Nuveen Floating Rate Income Fund/Closed-end Fund	3.5%
Blackstone Long-Short Credit Income Fund	3.5%